Annual Total Returns - BLACKROCK HIGH EQUITY INCOME FUND (SERVICE) [BarChart] - Service - BLACKROCK HIGH EQUITY INCOME FUND - Service Shares	Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	24.35%
Annual Return 2011	(9.57%)
Annual Return 2012	10.35%
Annual Return 2013	39.44%
Annual Return 2014	12.32%
Annual Return 2015	(1.98%)
Annual Return 2016	6.74%
Annual Return 2017	17.19%
Annual Return 2018	(6.38%)
Annual Return 2019	21.69%